FAIR VALUE	12 Months Ended
Feb. 29, 2024
FAIR VALUE
FAIR VALUE

11.         FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures financial products, available-for-sale investments, fair value option investment and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices currently available on the Hong Kong Stock Exchange. Variable-rate financial instruments and available-for-sale investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale investments classified within Level 3 are valued using the income approach, the binomial option model or the backsolve method, where appropriate. The income approach, the binomial option model and the backsolve method require the use of significant unobservable inputs (Level 3 inputs) which involve significant management judgment and estimation. Changes in any unobservable inputs may have a significant impact on fair values. In the valuation of Level 3 financial instruments as of February 29, 2024, the weighted average cost of capital adopted ranges from 19% to 24% with weighted average at 20%, the discount for lack of marketability adopted ranges from 5% to 25% with weighted average at 16%, and the expected volatilities adopted ranges from 35% to 73% with weighted average at 47%.

11.         FAIR VALUE - continued

(a)	Assets and liabilities measured at fair value on a recurring basis - continued

As of February 28, 2023 and February 29, 2024, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2023	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$793,275	—	$793,275	—
Available-for-sale investments	$80,044	—	$80,044	—
Long-term investments
Equity securities with readily determinable fair values	$5,890	$5,890	—	—
Fair value option investment	$92,788	—	$92,500	$288
Available-for-sale investments	$106,387	—	—	$106,387

Total	$1,078,384	$5,890	$965,819	$106,675

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2024	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$936,488	—	$936,488	—
Available-for-sale investments	$22,750	—	$22,750	—
Long-term investments
Fair value option investment	$19,494	—	$19,494	—
Available-for-sale investments	$151,263	—	—	$151,263

Total	$1,129,995	—	$978,732	$151,263

11.         FAIR VALUE - continued

(a)	Assets and liabilities measured at fair value on a recurring basis - continued

The roll forward of Level 3 investments are as following:

US$
Balance as of February 28, 2022	$134,350
Purchases	6,845
Disposal	(8,710)
Transfer in due to reclassification	941
Changes in fair value	(16,752)
Impairment loss	(6,495)
Foreign exchange difference	(3,504)

Balance as of February 28, 2023	$106,675
Purchases	61,688
Disposal	(7,206)
Changes in fair value	1,368
Impairment loss	(10,011)
Foreign exchange difference	(1,251)
Balance as of February 29, 2024	151,263

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures its property and equipment at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount exceeds its fair value. The Group determined the fair value of property and equipment that were subject to impairment using the income approach with significant unobservable inputs (Level 3 inputs). Please see Note 6.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values, available-for-sale investments and fair value option investment) at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. Please see Note 8(2), Note 8(3) and Note 8(4).

For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long-term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.